Investments accounted for using the equity method - Disclosure of investments accounted for using the equity method (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Investments accounted for using equity method [abstract]
Joint ventures	€ 4,561	€ 5,635
Associates	195	297
Other	78	90
Total Investments accounted for using the equity method	€ 4,834	€ 6,022	[1]	€ 3,152

[1]	Refer to Note 3, Scope of consolidation